Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	LQ
Entity Registrant Name	LA QUINTA HOLDINGS INC.
Entity Central Index Key	0001594617
Entity Filer Category	Non-accelerated Filer